Transactions in Foreign Currency (Details)	12 Months Ended
	Dec. 31, 2020 PEN (S/)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 PEN (S/)
Disclosure About The Transactions In Foreign Currency [Abstract]
Transactions in foreign currency, description	the exchange rates for transactions in United States dollars, published by the SBS, were S/3.618 for purchase and S/3.624 for sale (S/3.311 for purchase and S/3.317 for sale as of December 31, 2019).	the exchange rates for transactions in United States dollars, published by the SBS, were S/3.618 for purchase and S/3.624 for sale (S/3.311 for purchase and S/3.317 for sale as of December 31, 2019).
Amount of swap position		$ 150,000,000
Amount of underlying liabilities		131,612,000
Derivative financial instruments		$ 18,388,000
Net loss exchange difference amount (in Nuevos Soles) | S/	S/ 9,831,000
Net gain exchange difference amount (in Nuevos Soles) | S/			S/ 729,000